Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidated statement of changes in equity
Impact of the Group's cash flow hedges, net gain deferred to other comprehensive income		€ 1,811	€ 787	€ 337
Net gain recycled to the income statement		1,460	654	294
Tax credit related to issue of mandatory convertible bonds		€ 8	€ 9	€ 5
Reissue of treasury shares	729.1
Reissue of treasury shares, value	€ 1,742